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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ];  Amendment Number: _________

     This Amendment (Check only one):     [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        RIT Capital Partners plc
Address:     27 St. James's Place
             London SW1A 1NR
             England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ash Ramchurn
Title:         Interim Compliance Officer
Phone:         (44) 20 7514 1937

Signature, Place, and Date of Signing:

   /S/ Ash Ramchurn                    London, England      October 31, 2011
----------------------
    Ash Ramchurn

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:          $ 11,734
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number      Name
     01      28-12644                  J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2  COLUMN 3       COLUMN 4          COLUMN 5                COLUMN 6     COLUMN 7      COLUMN 8
-----------          --------  ---------   --------------       --------                --------     --------      ---------
NAME OF              TITLE OF  CUSIP                         SHRS OR              PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                                                                               ---------------------
ISSUER               CLASS                 VALUE (X$1000)    PRN AMT     SH/ PRN  CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE
-------              --------  -----       --------------    --------    -------  ----  ----------   --------  ----     ------  ----
ATP OIL
 & GAS
 CORP                COM       00208J108   1,580             207,076     SH                 SOLE               207,076

BPZ
 RESOURCES
INC                  COM       055639108   1,603             580,805     SH                 SOLE               580,805

CARRIZO
 OIL & CO
 INC                 COM       144577103   1,745              80,984     SH                 SOLE                80,984

CITIGROUP INC        COM       172967424     154               6,000     SH                 SOLE                6,000

CELANESE
 CORP                COM       150870103     137               4,200     SH                 SOLE                4,200

CLOROX
 COMPANY             COM       189054109     233               3,500     SH                 SOLE                3,500

INTL
BUSINESS
MACHS                COM       459200101     236              1,.350     SH                 SOLE                1,350

JP MORGAN
CHASE                COM       46625H100     154               5,100     SH                 SOLE                5,100

JOHNSON &
JOHNSON              COM       478160104     319               5,000     SH                 SOLE                5,000

LABORATORY
 CORP                COM       50540R409     225               2,850     SH                 SOLE                2,850

LOUISIANA
 PAC
 CORP                CALL      546347905     100              20,000     PRN      CALL      SOLE

MCKESSON
 CORP                COM       58155Q103     225               3,100     SH                 SOLE                3,100

METTLER-
TOLEDO               COM       592688105     154               1,100     SH                 SOLE                1,100

OCCIDENTAL
PETROLEUM            COM       674599105     287               4,000     SH                 SOLE                4,000

PRAXAIR INC          COM       74005P104     224               2,400     SH                 SOLE                2,400

PROCTER &
GAMBLE CO            COM       742718109     949              15,000     SH                 SOLE               15,000

SHERWIN
 WILLIAMS            COM       824348106     156               2,100     SH                 SOLE                2,100

VENOCO INC           COM       92275P307     1,461             165,606   SH                 SOLE              165,606

WATERS
 CORP                COM       941848103     144               1,900     SH                 SOLE                1,900

3M CO                COM       88579Y101     151               2,100     SH                 SOLE                2,100

HARRY
WINSTON              COM       41587B100     117              11,000     SH                 DEFINED      01    11,000

GOOGLE A             CL A      38259P508     219                 425     SH                 DEFINED      01       425

INTERNATIONAL
 BUSINESS
 MACHS               COM       459200101     175               1,000     SH                 DEFINED      01     1,000

JOHNSON &
JOHNSON              COM       478160104     223               3,500     SH                 DEFINED      01     3,500

MICROSOFT
CORP                 COM       594918104     174               7,000     SH                 DEFINED      01     7,000

NEWMONT
 MINING              COM       651639106     221               3,500     SH                 DEFINED      01     3,500

PROCTOR &
GAMBLE               COM       742718109     190               3,000     SH                 DEFINED      01     3,000

THERMO
 FISHER
SCIENTIFIC
INC                  COM       883556102     178               3,500     SH                 DEFINED      01     3,500